SUBSEQUENT EVENTS (Details) - CAD ($) $ in Millions					12 Months Ended
	Feb. 12, 2026	Feb. 06, 2026	Jan. 02, 2026	Dec. 17, 2024	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common share dividends					$ 792	$ 753
Chatham Lakeshore Limited Partnership | Hydro One Inc.
Subsequent Event [Line Items]
Non-controlling ownership percentage				80.00%
Chatham Lakeshore Limited Partnership
Subsequent Event [Line Items]
Business combination assets transferred				$ 16
Subsequent Event
Subsequent Event [Line Items]
Common share dividends	$ 199
Subsequent Event | Chatham Lakeshore Limited Partnership | Hydro One Inc.
Subsequent Event [Line Items]
Non-controlling ownership percentage		50.00%	70.00%
Subsequent Event | Chatham Lakeshore Limited Partnership | Walpole Island First Nation
Subsequent Event [Line Items]
Percentage of common shares acquired			10.00%
Business combination assets transferred			$ 8
Subsequent Event | Chatham Lakeshore Limited Partnership | Aamjiwnaang First Nation And Chippewas of Kettle & Stony Point First Nation
Subsequent Event [Line Items]
Percentage of common shares acquired		20.00%
Business combination assets transferred		$ 16